Adara Smaller Companies Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Advertising - 0.1%
MNTN, Inc. - Class A (a)	24,220	$611,071

Aerospace/Defense - 1.7%
AAR Corp. (a)	11,755	721,875
Aerovironment, Inc. (a)	1,433	255,117
Archer Aviation, Inc. - Class A (a)	135,625	1,368,456
Curtiss-Wright Corp.	2,004	881,980
Hexcel Corp.	22,514	1,190,766
Karman Holdings, Inc. (a)	46,947	2,012,148
Kratos Defense & Security Solutions, Inc. (a)	53,662	1,979,591
Mercury Systems, Inc. (a)	13,280	654,040
Moog, Inc. - Class A	1,762	326,516
National Presto Industries, Inc.	615	52,675
Redwire Corp. (a)	24,287	347,547
TAT Technologies Ltd. (a)	20,218	526,275
		10,316,986

Agriculture - 1.1%
Alico, Inc.	121,300	3,911,925
Darling Ingredients, Inc. (a)	8,943	278,664
Dole PLC	130,824	1,852,468
Fresh Del Monte Produce, Inc.	6,955	245,651
Vital Farms, Inc. (a)	23,998	764,096
		7,052,804

Airlines - 0.1%
SkyWest, Inc. (a)	8,137	825,499

Apparel - 0.9%
Canada Goose Holdings, Inc. (a)	109,636	1,323,306
Crocs, Inc. (a)	1,693	172,686
Hanesbrands, Inc. (a)	26,344	130,403
Kontoor Brands, Inc.	4,168	285,925
Lakeland Industries, Inc.	129,540	2,469,032
Levi Strauss & Co. - Class A	33,514	581,468
Skechers USA, Inc. - Class A (a)	3,666	227,439
Wolverine World Wide, Inc.	32,374	552,300
		5,742,559

Auto Manufacturers - 0.3%
Blue Bird Corp. (a)	9,361	362,271
REV Group, Inc.	47,007	1,762,292
		2,124,563

Auto Parts & Equipment - 2.1%
Adient PLC (a)	18,535	288,961
BorgWarner, Inc.	6,155	203,669
Cooper-Standard Holdings, Inc. (a)	99,450	2,291,328
Dorman Products, Inc. (a)	1,368	176,896
Fox Factory Holding Corp. (a)	2,620	67,203
Gentherm, Inc. (a)	922	25,230
Miller Industries, Inc.	39,500	1,790,535
Motorcar Parts of America, Inc. (a)	366,040	4,077,686
Standard Motor Products, Inc.	6,173	187,042
Strattec Security Corp. (a)	72,130	4,037,837
		13,146,387

Banks - 8.7%
Ameris Bancorp	2,245	138,000
Atlantic Union Bankshares Corp.	8,734	262,195
Bankwell Financial Group, Inc.	71,520	2,482,459
Banner Corp.	1,733	106,840
Cadence Bank	22,282	675,145
Capital Bancorp, Inc.	82,990	2,680,577
Central Pacific Financial Corp.	3,784	101,033
City Holding Co.	4,208	496,081
Coastal Financial Corp./WA (a)	15,697	1,379,609
Colony Bankcorp, Inc.	161,947	2,476,170
Community Financial System, Inc.	1,997	112,311
ConnectOne Bancorp, Inc.	5,049	115,976
Customers Bancorp, Inc. (a)	13,377	681,692
Dime Community Bancshares, Inc.	1,047	26,866
Eastern Bankshares, Inc.	5,441	81,615
Esquire Financial Holdings, Inc.	15,195	1,378,794
First BanCorp	38,999	779,200
First Business Financial Services, Inc.	59,879	2,920,299
First Commonwealth Financial Corp.	18,699	292,078
First Financial Bancorp	24,036	580,710
First Financial Bankshares, Inc.	13,162	464,092
First Hawaiian, Inc.	13,502	322,428
First Interstate BancSystem, Inc. - Class A	7,996	217,091
First Merchants Corp.	2,329	87,803
Five Star Bancorp	71,840	2,008,646
Glacier Bancorp, Inc.	40,252	1,669,250
Heritage Commerce Corp.	7,938	73,506
Hope Bancorp, Inc.	27,648	277,586
Horizon Bancorp, Inc.	158,977	2,359,219
Independent Bank Corp.	1,193	73,370
Metropolitan Bank Holding Corp. (a)	54,606	3,531,370
NBT Bancorp, Inc.	1,326	55,493
Northeast Bank	42,470	3,560,260
OFG Bancorp	7,960	327,474
Old National Bancorp	10,450	217,987
Orrstown Financial Services, Inc.	62,786	1,887,347
Park National Corp.	737	119,807
Parke Bancorp, Inc.	124,601	2,416,013
Pathward Financial, Inc.	17,952	1,401,154
Peapack-Gladstone Financial Corp.	2,621	71,868
Pinnacle Financial Partners, Inc.	14,172	1,506,200
Preferred Bank	1,275	106,603
S&T Bancorp, Inc.	8,702	319,015
Seacoast Banking Corp. of Florida	71,190	1,838,838
Southside Bancshares, Inc.	4,513	127,222
Stellar Bancorp, Inc.	2,051	55,213
Stock Yards Bancorp, Inc.	1,084	79,739
TriCo Bancshares	3,184	127,042
UMB Financial Corp.	4,909	506,216
United Community Banks, Inc.	12,730	365,860
Unity Bancorp, Inc.	63,780	2,819,395
USCB Financial Holdings, Inc.	145,370	2,402,966
Veritex Holdings, Inc.	11,815	285,923
VersaBank	249,730	2,904,360
Walker & Dunlop, Inc.	1,239	84,859
Washington Trust Bancorp, Inc.	4,356	120,487
WesBanco, Inc.	11,998	369,298
West Bancorporation, Inc.	52,630	1,019,969
		53,948,619

Beverages - 0.5%
Coca-Cola Consolidated, Inc.	2,790	319,874
MGP Ingredients, Inc.	6,885	202,557
National Beverage Corp.	2,518	113,889
Vita Coco Co., Inc. (a)	60,226	2,143,443
		2,779,763

Biotechnology - 4.5%
ADMA Biologics, Inc. (a)	44,482	882,523
Alumis, Inc. (a)	8,920	31,220
Anavex Life Sciences Corp. (a)	68,327	514,502
ANI Pharmaceuticals, Inc. (a)	5,276	309,807
Apogee Therapeutics, Inc. (a)	30,652	1,123,089
Arcellx, Inc. (a)	10,079	625,503
Arcus Biosciences, Inc. (a)	6,260	55,902
Arcutis Biotherapeutics, Inc. (a)	79,198	1,032,742
Arrowhead Pharmaceuticals, Inc. (a)	8,589	138,025
Astria Therapeutics, Inc. (a)	104,011	495,092
Bicara Therapeutics, Inc. (a)	4,225	39,081
BioCryst Pharmaceuticals, Inc. (a)	55,742	599,227
Capricor Therapeutics, Inc. (a)	58,905	582,571
Certara, Inc. (a)	84,950	965,032
Crinetics Pharmaceuticals, Inc. (a)	108,828	3,320,342
Cullinan Therapeutics, Inc. (a)	6,212	53,703
Cytokinetics, Inc. (a)	4,225	131,060
Denali Therapeutics, Inc. (a)	50,897	673,876
Edgewise Therapeutics, Inc. (a)	39,515	564,274
GRAIL, Inc. (a)	31,820	1,222,206
Guardant Health, Inc. (a)	23,409	950,874
Keros Therapeutics, Inc. (a)	9,554	135,189
Kiniksa Pharmaceuticals International PLC (a)	47,115	1,289,066
Korro Bio, Inc. (a)	7,282	83,161
Kura Oncology, Inc. (a)	8,218	46,760
Ligand Pharmaceuticals, Inc. (a)	12,743	1,302,207
Maravai LifeSciences Holdings, Inc. - Class A (a)	39,761	89,462
MBX Biosciences, Inc. (a)	49,656	616,728
Mind Medicine MindMed, Inc. (a)	124,213	901,786
Olema Pharmaceuticals, Inc. (a)	122,579	647,217
Praxis Precision Medicines, Inc. (a)	19,393	747,600
Relay Therapeutics, Inc. (a)	19,074	57,222
Roivant Sciences Ltd. (a)	65,535	720,230
Scholar Rock Holding Corp. (a)	37,319	1,082,624
Septerna, Inc. (a)	65,040	601,620
Structure Therapeutics, Inc. - ADR (a)	59,101	1,286,038
Tarsus Pharmaceuticals, Inc. (a)	31,287	1,343,777
TG Therapeutics, Inc. (a)	1,873	65,761
Travere Therapeutics, Inc. (a)	34,641	520,308
Upstream Bio, Inc. (a)	5,900	54,457
Vericel Corp. (a)	1,632	67,394
Vir Biotechnology, Inc. (a)	36,927	182,419
WaVe Life Sciences Ltd. (a)	115,024	691,294
Xenon Pharmaceuticals, Inc. (a)	43,712	1,261,091
		28,104,062

Building Materials - 1.7%
AAON, Inc.	6,180	595,072
American Woodmark Corp. (a)	1,043	58,794
Apogee Enterprises, Inc.	7,722	298,455
Armstrong World Industries, Inc.	10,255	1,595,986
Boise Cascade Co.	3,571	310,248
Gauzy Ltd. (a)	19,459	159,758
Gibraltar Industries, Inc. (a)	4,141	242,580
Knife River Corp. (a)	20,924	1,968,948
Northwest Pipe Co. (a)	79,200	3,060,288
Simpson Manufacturing Co., Inc.	2,069	322,143
SPX Technologies, Inc. (a)	4,521	687,599
Trex Co., Inc. (a)	8,804	491,880
UFP Industries, Inc.	8,103	790,529
		10,582,280

Chemicals - 0.6%
AdvanSix, Inc.	3,917	92,089
Balchem Corp.	1,142	190,371
Celanese Corp.	4,995	263,886
Chemours Co.	9,276	93,966
Codexis, Inc. (a)	305,813	703,370
FMC Corp.	6,401	259,625
Innospec, Inc.	1,121	95,375
Koppers Holdings, Inc.	7,974	244,961
Perimeter Solutions, Inc. (a)	31,536	380,639
Rogers Corp. (a)	1,868	124,353
Sensient Technologies Corp.	9,994	944,733
Stepan Co.	2,701	146,637
		3,540,005

Coal - 0.2%
Warrior Met Coal, Inc.	26,933	1,224,105

Commercial Services - 9.1%
Acacia Research Corp. (a)	347,370	1,295,690
Adtalem Global Education, Inc. (a)	16,737	2,209,786
Alight, Inc. - Class A	199,372	1,088,571
American Public Education, Inc. (a)	70,830	2,085,944
AMN Healthcare Services, Inc. (a)	24,348	513,986
Arlo Technologies, Inc. (a)	152,877	2,189,199
Barrett Business Services, Inc.	47,036	1,943,763
BGSF, Inc. (a)	163,080	719,183
BrightView Holdings, Inc. (a)	134,423	2,094,310
Brink's Co.	4,054	332,671
CoreCivic, Inc. (a)	231,877	5,092,019
CPI Card Group, Inc. (a)	82,089	1,827,301
Cross Country Healthcare, Inc. (a)	6,965	91,799
Driven Brands Holdings, Inc. (a)	39,083	696,459
EVERTEC, Inc.	46,427	1,682,050
Forrester Research, Inc. (a)	137,450	1,461,094
FTI Consulting, Inc. (a)	2,900	476,064
GEO Group, Inc. (a)	38,619	1,048,120
GXO Logistics, Inc. (a)	65,590	2,698,373
Heidrick & Struggles International, Inc.	2,031	88,673
Herc Holdings, Inc.	7,503	930,372
Huron Consulting Group, Inc. (a)	9,182	1,311,465
Insperity, Inc.	20,467	1,324,624
Kelly Services, Inc. - Class A	25,815	302,552
Lincoln Educational Services Corp. (a)	95,170	2,265,046
MarketAxess Holdings, Inc.	1,203	260,341
Matthews International Corp. - Class A	5,499	117,954
Mister Car Wash, Inc. (a)	113,856	806,100
Payoneer Global, Inc. (a)	64,767	441,063
Perdoceo Education Corp.	10,039	341,728
Progyny, Inc. (a)	56,479	1,214,298
RCM Technologies, Inc. (a)	76,040	1,740,556
Rent-A-Center, Inc.	3,409	78,202
Repay Holdings Corp. (a)	159,056	765,059
Sezzle, Inc. (a)	18,904	2,017,246
Shift4 Payments, Inc. - Class A (a)	11,955	1,133,214
Strategic Education, Inc.	1,789	163,210
Stride, Inc. (a)	16,210	2,454,032
Universal Technical Institute, Inc. (a)	116,790	4,149,549
WEX, Inc. (a)	13,661	1,815,957
WillScot Holdings Corp.	119,661	3,224,864
		56,492,487

Computers - 1.4%
Amentum Holdings, Inc. (a)	2,599	53,695
ASGN, Inc. (a)	2,386	126,005
CACI International, Inc. - Class A (a)	1,145	490,060
Cantaloupe, Inc. (a)	9,881	82,704
D-Wave Quantum, Inc. (a)	33,500	547,055
ExlService Holdings, Inc. (a)	20,114	925,043
Grid Dynamics Holdings, Inc. (a)	45,052	564,501
Insight Enterprises, Inc. (a)	2,176	283,729
MAXIMUS, Inc.	4,607	334,053
NCR Voyix Corp. (a)	49,502	548,977
One Stop Systems, Inc. (a)	184,188	517,568
Rimini Street, Inc. (a)	592,860	1,808,223
Science Applications International Corp.	1,681	194,223
Varonis Systems, Inc. (a)	31,726	1,512,696
WNS Holdings Ltd. (a)	15,701	910,501
		8,899,033

Cosmetics/Personal Care - 0.9%
elf Beauty, Inc. (a)	20,425	2,297,608
Interparfums, Inc.	15,124	2,060,191
Oddity Tech Ltd. - Class A (a)	8,698	647,392
Prestige Brands Holdings, Inc. (a)	3,474	297,618
		5,302,809

Distribution/Wholesale - 0.9%
G-III Apparel Group Ltd. (a)	19,012	552,299
MRC Global, Inc. (a)	7,000	86,870
OPENLANE, Inc. (a)	68,964	1,581,344
Pool Corp.	2,106	633,043
ThredUp, Inc. - Class A (a)	71,053	511,582
Titan Machinery, Inc. (a)	21,089	393,942
VSE Corp.	14,993	1,950,439
WESCO International, Inc.	371	62,287
		5,771,806

Diversified Financial Services - 1.7%
Dave, Inc. (a)	12,200	2,450,004
Encore Capital Group, Inc. (a)	3,458	131,058
Enova International, Inc. (a)	3,612	334,724
Houlihan Lokey, Inc.	9,148	1,597,973
Interactive Brokers Group, Inc. - Class A	3,063	642,250
LendingClub Corp. (a)	119,711	1,200,701
Moelis & Co., Class A - Class A	24,152	1,379,321
Perella Weinberg Partners	42,411	736,679
Radian Group, Inc.	16,450	561,767
Silvercrest Asset Management Group, Inc. - Class A	87,776	1,274,508
Virtus Investment Partners, Inc.	807	137,755
World Acceptance Corp. (a)	2,155	332,904
		10,779,644

Electric - 0.9%
Hawaiian Electric Industries, Inc. (a)	39,161	418,239
Northwestern Energy Group, Inc.	38,213	2,114,325
Talen Energy Corp. (a)	6,042	1,473,946
TXNM Energy, Inc.	22,500	1,275,525
Unitil Corp.	2,272	124,574
		5,406,609

Electrical Components & Equipment - 0.5%
American Superconductor Corp. (a)	60,832	1,719,112
Littelfuse, Inc.	1,079	221,260
Powell Industries, Inc.	6,725	1,140,493
		3,080,865

Electronics - 2.3%
Applied Optoelectronics, Inc. (a)	38,797	598,250
Atkore International Group, Inc.	17,681	1,151,033
Badger Meter, Inc.	2,217	550,304
Benchmark Electronics, Inc.	4,446	162,368
Brady Corp. - Class A	2,928	204,287
Coherent Corp. (a)	3,416	258,352
Comtech Telecommunications Corp. (a)	196,850	409,448
Enovix Corp. (a)	46,428	353,781
ESCO Technologies, Inc.	1,920	347,981
Itron, Inc. (a)	4,655	538,118
Kimball Electronics, Inc. (a)	137,070	2,480,967
Knowles Corp. (a)	7,352	120,646
Mirion Technologies, Inc. (a)	127,192	2,429,367
NEXTracker, Inc. - Class A (a)	9,653	547,229
OSI Systems, Inc. (a)	1,136	248,909
Plexus Corp. (a)	2,641	346,658
Sanmina Corp. (a)	6,648	563,019
SYNNEX Corp.	830	100,712
TTM Technologies, Inc. (a)	8,548	255,243
Vontier Corp.	70,532	2,521,519
		14,188,191

Energy-Alternate Sources - 0.4%
ASP Isotopes, Inc. (a)	51,797	391,585
Eos Energy Enterprises, Inc. (a)	511,634	2,128,397
REX American Resources Corp. (a)	2,520	106,193
Sunrun, Inc. (a)	7,050	52,805
		2,678,980

Engineering & Construction - 2.8%
Arcosa, Inc.	4,491	387,439
Bowman Consulting Group Ltd. (a)	104,350	2,616,055
Comfort Systems USA, Inc.	4,006	1,915,789
Construction Partners, Inc. - Class A (a)	24,067	2,519,574
EMCOR Group, Inc.	4,741	2,237,088
Exponent, Inc.	16,611	1,268,084
Latham Group, Inc. (a)	106,042	599,137
Limbach Holdings, Inc. (a)	11,189	1,434,654
Mistras Group, Inc. (a)	107,610	812,456
MYR Group, Inc. (a)	5,139	806,052
Shimmick Corp. (a)	186,970	310,370
Sterling Construction Co., Inc. (a)	8,397	1,578,720
TopBuild Corp. (a)	2,707	765,783
		17,251,201

Entertainment - 1.7%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	51,401
Cinemark Holdings, Inc.	7,468	252,195
Genius Sports Ltd. (a)	208,740	2,001,817
IMAX Corp., (Canada) (a)	74,853	2,084,656
Monarch Casino & Resort, Inc.	3,215	269,224
Pursuit Attractions and Hospitality, Inc. (a)	56,607	1,578,769
Rush Street Interactive, Inc. (a)	161,503	2,049,473
Scientific Games Corp. (a)	6,167	555,770
United Parks & Resorts, Inc. (a)	40,334	1,806,560
		10,649,865

Environmental Control - 0.3%
CECO Environmental Corp. (a)	51,679	1,389,648
PureCycle Technologies, Inc. (a)	15,408	146,530
Tetra Tech, Inc.	15,990	558,691
		2,094,869

Food - 0.9%
Calavo Growers, Inc.	2,628	72,401
Ingles Markets, Inc. - Class A	26,982	1,680,979
J&J Snack Foods Corp.	578	66,568
Natural Grocers by Vitamin Cottage, Inc.	22,396	1,093,597
Nomad Foods Ltd.	90,610	1,585,675
SpartanNash Co.	4,482	87,220
TreeHouse Foods, Inc. (a)	11,609	260,738
United Natural Foods, Inc. (a)	19,944	609,688
Weis Markets, Inc.	1,995	151,221
		5,608,087

Gas - 0.4%
Northwest Natural Holding, Co.	10,869	445,303
Southwest Gas Holdings, Inc.	24,526	1,761,702
		2,207,005

Hand/Machine Tools - 0.5%
Enerpac Tool Group Corp.	17,577	753,702
Franklin Electric Co., Inc.	1,896	163,795
Hurco Cos., Inc. (a)	72,650	1,062,870
MSA Safety, Inc.	6,765	1,102,492
		3,082,859

Healthcare-Products - 4.2%
ABIOMED Inc. (a)(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	242,886	2,312,275
Albireo Pharma Inc. (a)(b)	1,908	0
Alphatec Holdings, Inc. (a)	105,708	1,313,950
AngioDynamics, Inc. (a)	110,306	1,125,121
Avanos Medical, Inc. (a)	12,282	154,385
AxoGen, Inc. (a)	52,420	570,854
Beta Bionics, Inc. (a)	40,374	696,048
Brooks Automation, Inc. (a)	2,595	69,338
CryoLife, Inc. (a)	3,328	98,442
Embecta Corp.	91,863	967,317
Enovis Corp. (a)	36,173	1,132,215
Establishment Labs Holdings, Inc. (a)	30,393	1,046,127
Glaukos Corp. (a)	2,161	203,761
Haemonetics Corp. (a)	31,555	2,136,589
ICU Medical, Inc. (a)	10,711	1,444,485
Inmode Ltd. (a)	29,787	436,677
Lantheus Holdings, Inc. (a)	16,898	1,276,813
LeMaitre Vascular, Inc.	934	76,775
Masimo Corp. (a)	2,530	411,125
Merit Medical Systems, Inc. (a)	3,088	293,453
Neogen Corp. (a)	80,399	471,138
NeuroPace, Inc. (a)	42,404	560,581
OmniAb, Inc. (a)(b)	370	0
OmniAb, Inc. (a)(b)	370	0
Omnicell, Inc. (a)	24,910	756,517
QuidelOrtho Corp. (a)	3,909	119,889
Repligen Corp. (a)	11,437	1,350,367
Semler Scientific, Inc. (a)	19,690	787,600
Sensus Healthcare, Inc. (a)	154,280	734,373
SI-BONE, Inc. (a)	80,102	1,513,928
STAAR Surgical Co. (a)	2,784	49,583
Stevanato Group SpA	61,290	1,361,251
Surmodics, Inc. (a)	2,311	67,065
TransMedics Group, Inc. (a)	15,402	1,957,902
West Pharmaceutical Services, Inc.	2,836	597,971
		26,093,915

Healthcare-Services - 1.1%
Addus HomeCare Corp. (a)	9,215	1,022,036
Amedisys, Inc. (a)	2,182	205,261
Ardent Health Partners, Inc. (a)	72,908	1,055,708
Chemed Corp.	621	356,976
CorVel Corp. (a)	1,296	144,206
Ensign Group, Inc.	2,982	439,129
Fortrea Holdings, Inc. (a)	29,756	127,951
GeneDx Holdings Corp. (a)	9,596	683,427
HealthEquity, Inc. (a)	1,801	181,198
MEDNAX, Inc. (a)	54,613	772,774
National HealthCare Corp.	3,006	313,045
PACS Group, Inc. (a)	5,433	53,895
RadNet, Inc. (a)	27,341	1,571,834
US Physical Therapy, Inc.	1,232	92,388
		7,019,828

Home Builders - 1.0%
Cavco Industries, Inc. (a)	624	270,563
Century Communities, Inc.	9,495	492,506
Champion Homes, Inc. (a)	15,811	1,034,039
Installed Building Products, Inc.	10,006	1,595,757
LCI Industries	2,012	175,326
LGI Homes, Inc. (a)	32,078	1,607,108
M/I Homes, Inc. (a)	5,874	626,227
Winnebago Industries, Inc.	5,231	177,488
		5,979,014

Home Furnishings - 1.1%
Ethan Allen Interiors, Inc.	3,342	87,326
Hamilton Beach Brands Holding Co. - Class A	135,580	2,477,047
Leggett & Platt, Inc.	10,424	94,441
Sleep Number Corp. (a)	284,580	3,062,081
Universal Electronics, Inc. (a)	149,350	987,204
		6,708,099

Household Products/Wares - 0.1%
Central Garden & Pet Co. (a)	1,215	43,813
Central Garden & Pet Co. - Class A (a)	303	9,687
Helen of Troy Ltd. (a)	9,475	254,783
Quanex Building Products Corp.	1,957	32,740
WD-40 Co.	1,574	383,474
		724,497

Housewares - 0.1%
Lifetime Brands, Inc.	212,930	709,057

Insurance - 4.7%
American Integrity Insurance Group, Inc. (a)	79,620	1,319,303
Assured Guaranty Ltd.	25,726	2,175,133
Axis Capital Holdings Ltd.	32,772	3,401,734
Bowhead Specialty Holdings, Inc. (a)	27,840	1,038,432
Employers Holdings, Inc.	3,627	176,526
Enstar Group Ltd. (a)	52	17,420
Genworth Financial, Inc. - Class A (a)	386,192	2,722,654
HCI Group, Inc.	19,689	3,322,913
Heritage Insurance Holdings, Inc. (a)	126,647	3,099,052
NMI Holdings, Inc. - Class A (a)	9,565	379,922
Palomar Holdings, Inc. (a)	13,037	2,235,454
RLI Corp.	2,956	227,228
Root, Inc./OH (a)	13,024	1,706,014
Safety Insurance Group, Inc.	1,593	130,849
Selective Insurance Group, Inc.	3,866	340,285
Skyward Specialty Insurance Group, Inc. (a)	28,503	1,805,665
Stewart Information Services Corp.	2,200	132,748
TWFG, Inc. (a)	27,578	965,506
White Mountains Insurance Group Ltd.	2,104	3,755,219
		28,952,057

Internet - 2.5%
Bumble, Inc. - Class A (a)	37,209	209,115
DHI Group, Inc. (a)	1,321,080	2,840,322
ePlus, Inc. (a)	43,438	3,100,170
EverQuote, Inc. - Class A (a)	27,599	636,157
Fiverr International Ltd. (a)	57,489	1,863,793
Gambling.com Group Ltd. (a)	54,338	640,645
Groupon, Inc. (a)	12,728	370,767
HealthStream, Inc.	2,700	75,654
Magnite, Inc. (a)	50,797	831,039
Q2 Holdings, Inc. (a)	15,519	1,358,223
QuinStreet, Inc. (a)	34,267	523,257
RealReal, Inc. (a)	159,449	900,887
Shutterstock, Inc.	12,201	225,108
TripAdvisor, Inc. (a)	69,810	994,094
Yelp, Inc. (a)	27,842	1,062,729
		15,631,960

Investment Companies - 0.7%
Cannae Holdings, Inc.	99,907	1,863,266
Core Scientific, Inc. (a)	141,673	1,508,817
HA Sustainable Infrastructure Capital, Inc.	5,663	141,858
MARA Holdings, Inc. (a)	4,676	66,025
Terawulf, Inc. (a)	243,823	860,695
		4,440,661

Iron/Steel - 0.5%
ATI, Inc. (a)	7,199	573,328
Carpenter Technology Corp.	11,908	2,798,380
		3,371,708

Leisure Time - 0.5%
Callaway Golf Co. (a)	8,836	56,020
Lindblad Expeditions Holdings, Inc. (a)	46,069	483,725
OneSpaWorld Holdings Ltd.	135,758	2,560,396
		3,100,141

Lodging - 0.1%
Boyd Gaming Corp.	4,776	358,057
Marcus Corp.	4,068	75,176
		433,233

Machinery-Construction & Mining - 1.3%
Argan, Inc.	15,876	3,338,723
Bloom Energy Corp. - Class A (a)	56,900	1,050,943
BWX Technologies, Inc.	18,625	2,339,300
NuScale Power Corp. (a)	33,768	1,080,238
		7,809,204

Machinery-Diversified - 1.5%
Albany International Corp. - Class A	1,126	74,395
Applied Industrial Technologies, Inc.	5,331	1,207,578
Chart Industries, Inc. (a)	10,391	1,629,932
Flowserve Corp.	23,387	1,167,245
Kornit Digital Ltd. (a)	3,316	72,289
Lindsay Corp.	9,393	1,309,384
Mueller Water Products, Inc. - Class A	38,601	946,883
Tennant Co.	13,499	1,004,596
Toro Co.	5,348	405,271
Twin Disc, Inc.	225,745	1,636,651
		9,454,224

Media - 0.1%
Scholastic Corp.	5,558	95,987
Sinclair, Inc.	17,962	252,007
		347,994

Metal Fabricate/Hardware - 0.8%
AZZ, Inc.	11,323	1,026,883
Janus International Group, Inc. (a)	129,571	1,058,595
Mueller Industries, Inc.	11,950	930,547
NN, Inc. (a)	176,710	362,255
Standex International Corp.	1,485	224,146
Xometry, Inc. - Class A (a)	45,127	1,495,960
		5,098,386

Mining - 0.9%
Centrus Energy Corp. - Class A (a)	15,719	1,995,055
Century Aluminum Co. (a)	18,637	288,687
IAMGOLD Corp. (a)	162,479	1,114,606
Perpetua Resources Corp. (a)	51,081	710,537
Uranium Energy Corp. (a)	213,689	1,267,176
		5,376,061

Miscellaneous Manufacturing - 1.8%
Axon Enterprise, Inc. (a)	5,340	4,006,922
Byrna Technologies, Inc. (a)	42,653	1,137,129
Core Molding Technologies, Inc. (a)	61,350	1,022,705
Enpro, Inc.	4,961	918,480
Fabrinet (a)	8,411	1,958,670
Federal Signal Corp.	6,477	609,291
JBT Marel Corp.	2,493	286,221
Materion Corp.	2,877	222,766
Park Aerospace Corp.	92,759	1,266,160
		11,428,344

Office Furnishings - 0.0%(c)
Interface, Inc.	11,644	233,928

Office-Business Equipment - 0.1%
Pitney Bowes, Inc.	13,705	141,162
Xerox Holdings Corp.	49,553	242,314
		383,476

Oil & Gas - 1.7%
BKV Corp. (a)	23,946	514,839
Delek US Holdings, Inc.	71,647	1,379,205
Evolution Petroleum Corp.	97,583	438,148
Expand Energy Corp.	9,762	1,133,661
Gulfport Energy Corp. (a)	10,110	1,936,065
Landbridge Co. LLC - Class A	16,889	1,206,719
Patterson-UTI Energy, Inc.	112,890	623,153
PBF Energy, Inc. - Class A	5,245	99,917
Range Resources Corp.	29,237	1,112,175
Sable Offshore Corp. (a)	35,225	1,013,775
SM Energy Co.	50,967	1,193,647
Talos Energy, Inc. (a)	6,990	56,200
		10,707,504

Oil & Gas Services - 1.6%
Aris Water Solutions, Inc. - Class A	31,022	683,725
DMC Global, Inc. (a)	215,930	1,394,908
DNOW, Inc. (a)	14,472	208,686
Helix Energy Solutions Group, Inc. (a)	41,891	259,305
Kodiak Gas Services, Inc.	27,717	978,687
Natural Gas Services Group, Inc. (a)	162,000	3,883,140
Oceaneering International, Inc. (a)	35,309	673,343
Solaris Energy Infrastructure, Inc.	58,227	1,597,167
		9,678,961

Packaging & Containers - 0.2%
Clearwater Paper Corp. (a)	2,737	78,798
TriMas Corp.	32,595	859,530
		938,328

Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals, Inc. (a)	6,771	174,082
Centessa Pharmaceuticals PLC - ADR (a)	37,158	502,005
Collegium Pharmaceutical, Inc. (a)	2,619	76,318
Corcept Therapeutics, Inc. (a)	3,332	258,430
Guardian Pharmacy Services, Inc. - Class A (a)	29,247	619,159
Madrigal Pharmaceuticals, Inc. (a)	334	91,937
MERUS NV (a)	19,946	1,118,372
Organon & Co.	48,975	451,550
Pacira BioSciences, Inc. (a)	12,980	335,403
Premier, Inc. - Class A	5,713	131,285
Protagonist Therapeutics, Inc. (a)	28,791	1,366,709
Rhythm Pharmaceuticals, Inc. (a)	33,245	2,038,916
Spyre Therapeutics, Inc. (a)	26,005	397,356
USANA Health Sciences, Inc. (a)	5,528	165,121
Xeris Biopharma Holdings, Inc. (a)	113,364	560,018
		8,286,661

Private Equity - 0.3%
P10, Inc. - Class A	167,408	1,818,051

Real Estate - 0.8%
Howard Hughes Holdings, Inc. (a)	14,760	1,008,256
Kennedy-Wilson Holdings, Inc.	23,811	151,676
McGrath RentCorp	32,901	3,697,414
		4,857,346

REITS - 2.0%
Agree Realty Corp.	1,641	123,567
Alexander & Baldwin, Inc.	4,543	81,365
Alexander's, Inc.	670	150,877
Alpine Income Property Trust, Inc.	113,104	1,732,753
American Assets Trust, Inc.	23,849	475,549
Apollo Commercial Real Estate Finance, Inc.	44,054	433,051
Armada Hoffler Properties, Inc.	30,687	213,582
Blackstone Mortgage Trust, Inc. - Class A	6,106	115,342
Brandywine Realty Trust	21,186	89,617
CareTrust REIT, Inc.	7,113	204,570
Centerspace	2,329	148,474
Chimera Investment Corp.	18,396	242,459
Community Healthcare Trust, Inc.	9,558	156,178
DiamondRock Hospitality Co.	13,130	100,313
EastGroup Properties, Inc.	2,590	439,135
Getty Realty Corp.	5,173	151,362
Gladstone Commercial Corp.	10,245	147,016
Gladstone Land Corp.	10,200	100,827
Global Medical REIT, Inc.	234,590	1,491,992
Global Net Lease, Inc.	24,433	189,600
Highwoods Properties, Inc.	6,502	193,109
Kite Realty Group Trust	7,450	164,794
Lexington Realty Trust	12,112	103,921
Medical Properties Trust, Inc.	48,000	219,360
NETSTREIT Corp.	3,764	60,600
NexPoint Residential Trust, Inc.	2,074	70,516
Outfront Media, Inc.	49,235	813,362
PennyMac Mortgage Investment Trust	24,404	299,681
Piedmont Office Realty Trust, Inc. - Class A	33,537	238,783
PotlatchDeltic Corp.	1,462	57,515
Redwood Trust, Inc.	77,920	424,664
Regency Centers Corp.	2,758	198,990
Safehold, Inc.	8,818	132,887
Saul Centers, Inc.	2,685	90,431
Service Properties Trust	37,213	86,334
Sunrise Realty Trust, Inc.	96,890	1,040,599
Tanger, Inc.	33,410	995,618
TPG RE Finance Trust, Inc.	8,617	66,179
Uniti Group, Inc.	49,540	213,022
Universal Health Realty Income Trust	4,575	181,673
Whitestone REIT	14,111	173,848
		12,613,515

Retail - 5.5%
Abercrombie & Fitch Co. - Class A (a)	2,464	193,399
Advance Auto Parts, Inc.	2,595	124,378
America's Car-Mart, Inc./TX (a)	1,410	70,162
Asbury Automotive Group, Inc. (a)	15,526	3,538,531
BJ's Restaurants, Inc. (a)	7,047	314,367
BlueLinx Holdings, Inc. (a)	13,760	920,819
Boot Barn Holdings, Inc. (a)	11,131	1,784,411
Buckle, Inc.	2,951	125,742
Build-A-Bear Workshop, Inc.	86,670	4,423,637
Casey's General Stores, Inc.	1,888	826,491
Cracker Barrel Old Country Store, Inc.	1,090	62,610
Destination XL Group, Inc. (a)	485,480	548,592
FirstCash Holdings, Inc.	2,930	374,776
Five Below, Inc. (a)	3,696	430,843
GMS, Inc. (a)	22,010	1,666,817
Group 1 Automotive, Inc.	2,270	962,298
Guess?, Inc.	12,246	128,338
Kura Sushi USA, Inc. - Class A (a)	8,231	543,740
Lithia Motors, Inc.	382	121,060
MSC Industrial Direct Co., Inc. - Class A	8,519	691,743
Murphy USA, Inc.	7,487	3,195,377
National Vision Holdings, Inc. (a)	55,531	1,100,069
Nu Skin Enterprises, Inc. - Class A	35,505	306,408
ODP Corp. (a)	4,256	70,011
Ollie's Bargain Outlet Holdings, Inc. (a)	16,490	1,837,810
Papa John's International, Inc.	24,677	1,116,634
Portillo's, Inc. - Class A (a)	105,324	1,263,888
PriceSmart, Inc.	23,643	2,552,971
Red Robin Gourmet Burgers, Inc. (a)	528,900	2,697,390
RH (a)	2,399	434,483
Shoe Carnival, Inc.	6,304	121,163
Signet Jewelers Ltd.	5,100	339,507
Sweetgreen, Inc. - Class A (a)	26,727	358,676
Texas Roadhouse, Inc.	2,804	547,369
Tilly's, Inc. - Class A (a)	201,850	288,646
		34,083,156

Savings & Loans - 1.3%
Axos Financial, Inc. (a)	3,461	240,678
Banc of California, Inc.	1,809	24,820
Berkshire Hills Bancorp, Inc.	17,583	435,355
FS Bancorp, Inc.	88,474	3,398,286
Home Bancorp, Inc.	34,650	1,746,360
Northfield Bancorp, Inc.	9,880	115,398
Northwest Bancshares, Inc.	5,826	71,543
OceanFirst Financial Corp.	5,361	90,118
Pacific Premier Bancorp, Inc.	8,033	170,300
Provident Financial Services, Inc.	15,571	260,036
Riverview Bancorp, Inc.	256,620	1,426,807
		7,979,701

Semiconductors - 2.1%
Advanced Energy Industries, Inc.	2,466	283,047
Aehr Test Systems (a)	65,522	625,080
Allegro MicroSystems, Inc. (a)	37,965	962,413
Amtech Systems, Inc. (a)	267,970	1,074,560
AXT, Inc. (a)	742,790	1,121,613
CEVA, Inc. (a)	2,534	47,538
Cirrus Logic, Inc. (a)	3,525	346,719
FormFactor, Inc. (a)	5,658	168,891
inTEST Corp. (a)	223,130	1,349,936
Kulicke & Soffa Industries, Inc.	6,419	206,371
Lattice Semiconductor Corp. (a)	22,019	989,534
MKS, Inc.	1,371	112,682
Monolithic Power Systems, Inc.	1,952	1,292,029
Onto Innovation, Inc. (a)	12,655	1,163,501
Photronics, Inc. (a)	7,595	126,912
Power Integrations, Inc.	6,328	314,691
Semtech Corp. (a)	911	34,008
SiTime Corp. (a)	12,536	2,457,934
Veeco Instruments, Inc. (a)	3,472	67,044
		12,744,503

Software - 5.2%
ACI Worldwide, Inc. (a)	14,273	660,269
ACV Auctions, Inc. - Class A (a)	130,013	2,129,613
Agilysys, Inc. (a)	13,941	1,476,491
Alkami Technology, Inc. (a)	76,344	2,186,492
Asure Software, Inc. (a)	265,320	2,573,604
AvePoint, Inc. (a)	93,429	1,742,451
BILL Holdings, Inc. (a)	24,536	1,071,732
Blackbaud, Inc. (a)	799	49,722
BlackLine, Inc. (a)	21,399	1,196,846
Clearwater Analytics Holdings, Inc. - Class A (a)	46,078	1,064,402
Concentrix Corp.	830	46,451
Confluent, Inc. - Class A (a)	66,545	1,532,531
CSG Systems International, Inc.	2,939	194,150
Freshworks, Inc. - Class A (a)	79,618	1,215,767
Genasys, Inc. (a)	388,130	632,652
Gitlab, Inc. - Class A (a)	22,037	1,002,904
Innodata, Inc. (a)	29,287	1,155,958
JFrog Ltd. (a)	41,464	1,780,464
LiveRamp Holdings, Inc. (a)	5,117	166,712
Olo, Inc. - Class A (a)	109,260	951,655
Porch Group, Inc. (a)	232,108	2,116,825
Privia Health Group, Inc. (a)	68,610	1,561,564
Procore Technologies, Inc. (a)	14,347	963,688
Progress Software Corp.	5,306	326,637
Smith Micro Software, Inc. (a)	224,280	182,945
SoundHound AI, Inc. - Class A (a)	115,121	1,163,873
SPS Commerce, Inc. (a)	800	112,608
Take-Two Interactive Software, Inc. (a)	3,504	792,885
Vertex, Inc. - Class A (a)	37,031	1,465,317
Weave Communications, Inc. (a)	61,835	596,708
		32,113,916

Telecommunications - 0.8%
Applied Digital Corp. (a)	48,209	329,268
Aviat Networks, Inc. (a)	93,760	2,011,152
Calix, Inc. (a)	6,753	312,259
IDT Corp. - Class B	3,111	191,607
InterDigital, Inc.	869	188,799
Iridium Communications, Inc.	9,628	244,551
Lumen Technologies, Inc. (a)	44,152	173,076
NetGear, Inc. (a)	7,443	218,303
Powerfleet, Inc. NJ (a)	47,499	216,120
Telephone & Data Systems, Inc.	10,347	355,523
United States Cellular Corp. (a)	8,331	516,272
Viavi Solutions, Inc. (a)	23,640	215,360
		4,972,290

Textiles - 0.5%
UniFirst Corp.	16,579	3,126,136

Toys/Games/Hobbies - 0.4%
JAKKS Pacific, Inc.	132,780	2,672,861

Transportation - 0.7%
ArcBest Corp.	7,779	487,666
Hub Group, Inc. - Class A	24,360	821,176
Ituran Location and Control Ltd.	20,252	771,297
Knight-Swift Transportation Holdings, Inc.	1,873	83,011
Marten Transport Ltd.	7,327	95,544
PAMT CORP (a)	61,736	775,404
Saia, Inc. (a)	4,008	1,059,755
Scorpio Tankers, Inc.	4,242	168,577
		4,262,430

Water - 0.0%(c)
American States Water Co.	1,758	138,654
California Water Service Group	1,969	93,035
		231,689
TOTAL COMMON STOCKS (Cost $442,152,971)		587,875,848

TOTAL INVESTMENTS - 94.7% (Cost $442,152,971)		587,875,848
Liabilities in Excess of Other Assets - 5.3%		32,908,302
TOTAL NET ASSETS - 100.0%		$620,784,150
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Adara Smaller Companies Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	587,875,848	–	0	587,875,848
Total Investments	587,875,848	–	0	587,875,848

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [confirm no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

[Fund has Level 3 securities. Level 3 roll forward and unobservable inputs table is required if value is material to fund. If deemed immaterial and do not plan to show, delete this paragraph as a manual edit outside of Unity. If deemed material and do plan to show, type 1 into UDF 'percent precision' to allow Level 3 roll forward table to show for the Fund. Both Level 3 Beginning Balance and Ending Balance should be accurate assuming no adviser overrides (compared to AIS Topic 820) were made in current year or prior year to L2 to L3, or vice versa. Enter values for Purchases, Sales, URGL, RGL and URGL, or Transfers, and URGL still held, in the Other DR section of the GL In Unity. Then regenerate workbook and refresh publication. Workbook (TBD) will ensure footing after data entry is completed.

Allocation of Portfolio Holdings as of May 31, 2025
(% of Net Assets)
Common Stocks	$587,875,848	94.7%
Money Market Deposit Account	34,405,594	5.5
Liabilities in Excess of Other Assets	(1,497,292)	(0.2)
	620,784,150	100.0%